Long-Term Debt (Details) (USD $)	12 Months Ended					12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 5.75% Insured Quarterly Notes [Member]	Dec. 31, 2011 7% Debentures [Member]	Jun. 30, 2012 5.75% and 7% [Member]	Dec. 31, 2011 5.75% and 7% [Member]
Debt Instrument [Line Items]
Current debt balance				$ 38,450,000	$ 19,410,000
Debt Issued			58,000,000
Loss On Extinguishment Of Debt Reg Asset	0	0	1,896,000			1,896,000
Unamortized Debt Issuance Expense	3,240,000	3,486,000
Previously Recognized Unamortized Loss On Extinguishment of Debt							1,872,000
Regulatory assets, current	3,149,000	3,389,000
Annual principal payment	1,500,000
Maximum maturities of long-term debt [Abstract]
2015	1,500,000
2016	1,500,000
2017	1,500,000
2018	1,500,000
Thereafter	49,000,000
Long Term Debt 3 Fair Value Disclosure	55,576,000	55,150,000
Debt Covenants, Actual [Abstract]
Default debt maximum	$ 2,500,000